Private Placement (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 22, 2018	Dec. 31, 2018
Sale of private placement warrants aggregate amount		$ 155,250,000
Private Placement Warrants [Member]
Sale of private placement warrants, shares	7,760,000
Sale of private placement warrants aggregate amount	$ 7,760,000
Warrants price per share	$ 1.00
Warrants exercise price share	$ 11.50
Initial Public Offering [Member]
Sale of private placement warrants, shares	15,525,000
Sale of private placement warrants aggregate amount	$ 155,250,000
Warrants price per share	$ 1.00
Warrants exercise price share	$ 11.50
Sponsor [Member] | Private Placement Warrants [Member]
Sale of private placement warrants, shares	7,209,560
Investor [Member] | Private Placement Warrants [Member]
Sale of private placement warrants, shares	550,440